Profit Share Buy-Out (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended			3 Months Ended	11 Months Ended		12 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011	Mar. 03, 2012 Best Buy Europe [Member]	Aug. 30, 2008 Scenario, Previously Reported [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member]	Jan. 28, 2012 Scenario, Previously Reported [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] International [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] International [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] International [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Best Buy Europe [Member]	Feb. 28, 2009 Scenario, Previously Reported [Member] Carphone Warehouse Group plc [Member]	Feb. 28, 2009 Scenario, Previously Reported [Member] Best Buy Europe [Member]
Profit Share Buy-Out [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																50.00%
Percentage Noncontrolling Interests Held															50.00%
Profit share agreement, buy-out price					$ 1,303									$ 1,303
Goodwill, Acquired During Period						1,500	15		94	5	0	0	5
Goodwill impairments	$ 822	$ 0	$ 0	$ 0			$ 822	$ 1,207	$ 1,207	$ 0	$ 819	$ 1,207	$ 0